UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
September 30, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

Mortgage-Backed Securities – 65.1%

Residential – 65.1%

$ 610	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	A+	$ 683,875
1,079	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	CCC	833,465
330	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2005-9	5.500%	10/25/35	Caa2	278,526
1,370	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Baa1	1,423,908
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.987%	2/10/51	AA	1,280,921
2,005	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa1	1,904,647
406	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.711%	5/20/36	Caa2	336,047
2,859	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.648%	10/25/35	CCC	2,684,117
522	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.607%	7/25/36	D	390,496
2,497	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.730%	10/25/36	D	1,733,962
652	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.531%	6/25/47	D	542,778
625	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates Series 2005-12	5.435%	2/25/36	Caa3	388,901
1,496	Bear Stearns Alt-A Trust, Mortgage Pass- Through Certificates, Series 2006-8	0.377%	6/25/46	Ca	735,458
975	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	AAA	1,098,654
3,270	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.697%	10/25/35	BB-	2,121,063
696	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subordinated REMIC Pass Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	563,204
229	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.984%	3/25/36	Caa3	169,466
194	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.437%	1/25/37	CCC	126,847
617	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.807%	8/25/35	Caa2	506,492
553	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.834%	7/25/37	Caa3	414,499
502	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-85CB	5.250%	2/25/21	Caa1	483,172
842	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.817%	10/25/36	Caa3	481,601
916	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	687,759
860	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	642,324
1,079	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.687%	8/25/37	D	654,719
840	Countrywide Asset Backed Certificates Trust 2005-IM1	0.617%	11/25/35	BBB+	558,761
2,399	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.367%	3/25/47	AAA	1,875,025
2,532	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.756%	3/20/36	CCC	1,680,646
764	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa2	650,696
389	Countrywide Home Loans Mortgage Pass Through Trust Certificates Series 2007-HY5	5.765%	9/25/37	CCC	338,916
369	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.896%	5/20/36	Caa3	274,647
546	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.467%	4/25/36	BB-	516,734
1,764	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	CC	1,586,330
630	Countrywide Home Loans, Mortgage Pass Through Trust Series 2007-HY04	3.729%	9/25/47	D	457,415
130	CPS Auto Trust, 144A	7.500%	4/16/18	BB	130,303
1,500	Credit Suisse Mortgage Corporation, Series 2010 RR5	5.467%	9/18/39	AAA	1,586,378
439	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.427%	6/25/37	CCC	283,187
2,077	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	CCC	1,233,864
763	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certificates, Series 2005-12	3.074%	3/25/36	Caa3	509,247
492	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	5.370%	5/25/36	CC	415,097
2,746	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.424%	12/25/36	Aaa	438,320
2,928	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.184%	12/25/36	Aaa	540,717
5,148	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.084%	8/25/37	Aaa	911,073
1,234	Fannie Mae REMIC Pass-Through Certificates	6.364%	10/25/36	Aaa	235,615
2,840	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.284%	1/25/40	Aaa	545,874
4,767	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.034%	2/25/40	Aaa	697,392
2,959	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.429%	5/15/36	Aaa	442,812
633	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	430,967
326	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.570%	5/25/37	D	227,577
189	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.528%	8/25/37	D	146,533
3,102	Freddie Mac Collateralized Mortgage REMIC Series 3028, (I/O)	6.529%	9/15/35	Aaa	580,369
1,801	Freddie Mac Multi-Class Certificates Series 3502	5.929%	1/15/39	AAA	278,352
4,194	Freddie Mac Multi-Class Certificates, (I/O)	6.079%	8/15/35	Aaa	543,382
2,471	Freddie Mac Multi-Class Certificates, (I/O)	6.779%	8/15/36	Aaa	343,561
4,008	Freddie Mac Multi-Class Certificates, (I/O)	6.479%	12/15/36	Aaa	598,402
4,177	Freddie Mac Multi-Class Certificates, (I/O)	6.449%	12/15/36	Aaa	469,186
3,302	Freddie Mac Multi-Class Certificates, (I/O)	6.179%	6/15/39	Aaa	376,027
5,978	Freddie Mac Multi-Class Certificates, (I/O)	5.999%	1/15/40	Aaa	825,467
835	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2010-K6	5.533%	12/25/46	Aaa	943,163
370	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2012-K710	3.949%	6/25/47	A-	380,630
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013	2.885%	1/25/43	Aaa	217,812
4,655	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.366%	1/25/41	Aaa	635,684
1,343	Freddie Mac REMICS	6.349%	9/15/36	Aaa	246,583
645	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.667%	8/25/37	CCC	465,502
597	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.786%	3/25/47	D	450,870
566	Government National Mortgage Association Pool	4.500%	10/20/39	Aaa	141,825
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG9	5.475%	3/10/39	AAA	1,552,488
765	GSAA Home Equity Trust Series 2007-5	0.317%	3/25/47	CCC	386,600
2,146	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.919%	4/25/36	CC	1,710,598
195	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.418%	8/25/36	BBB	196,331
1,882	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.764%	7/25/37	Caa2	1,800,409
2,676	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.634%	11/25/35	Caa3	1,962,727
768	IndyMac Indx Mortgage Loan Trust, Series 2006-AR15	0.337%	7/25/36	C	481,108
1,196	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.407%	10/25/36	CCC	685,167
933	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	3.037%	3/25/36	Ca	564,526
174	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.335%	7/25/36	CCC	72,567
261	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	CC	233,657
739	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.010%	6/25/36	Caa2	592,280
1,575	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	5.171%	8/15/42	A2	1,651,391
870	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-CB16	5.593%	5/12/45	Aa3	941,638
535	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass Through Certificates, Series 2007-CH3	0.367%	3/25/37	Caa1	437,982
298	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates,, Series 2007-A4	2.997%	6/25/37	D	234,022
1,893	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.547%	8/25/36	Caa2	1,548,084
163	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.385%	6/25/37	CC	124,688
50	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.741%	12/25/35	CCC	39,974
343	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, Series 2005-A6	0.497%	8/25/35	B	339,137
2,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.877%	4/15/49	BB	1,901,464
303	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.824%	3/25/36	Ca	201,878
2,360	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	CC	1,657,947
1,583	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.527%	9/25/37	CCC	1,238,524
525	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	381,910
610	Oaktree Real Estate Investment Vehicle 2012 LVI-A, 144A	4.000%	9/25/44	Baa3	615,159
190	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.417%	4/25/35	B-	131,239
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	1,077,608
644	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 1006-QS10	0.517%	8/25/36	Caa3	349,430
715	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS8	6.000%	6/25/37	Caa3	529,642
424	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	331,437
356	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	255,882
1,180	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.937%	1/25/36	Caa3	825,860
425	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	310,382
223	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.667%	8/25/36	Ca	126,504
1,451	Residential Asset Securitization Trust Series 2007-A9	6.250%	9/25/37	D	988,851
217	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	3.237%	9/25/35	Caa1	196,608
390	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	3.308%	4/25/37	Caa2	335,604
275	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2007-3	5.074%	7/20/37	D	221,828
1,199	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.691%	2/20/47	CCC	1,025,539
547	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	563,405
116	Sierra Receivables Funding Company, 144A	5.310%	11/20/25	BBB	118,994
291	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.967%	1/25/35	AA+	239,576
2,427	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2006-12	0.377%	1/25/37	CCC	1,393,087
458	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-9	3.611%	10/25/47	D	309,570
101	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.701%	10/25/37	Caa1	92,442
2,257	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.858%	2/25/37	CCC	1,675,164
1,036	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1	2.480%	4/25/45	AA+	1,048,534
672	WaMu Mortgage Pass Through Certificates, Series 2007-HY6	4.948%	6/25/37	D	560,657
315	WaMu Mortgage Pass-Through Certificates, Series 2006-AR	2.140%	1/25/37	D	237,325
340	WaMu Mortgage Pass-Through Certificates, Series 2007-HY4	4.675%	11/25/36	CCC	290,330
758	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.228%	11/25/36	D	601,031
2,203	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	2.314%	12/25/36	D	1,751,981
125	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	3.094%	10/25/36	CCC	108,952
353	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	5.992%	11/25/37	Caa2	314,596
880	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.667%	4/25/36	CC	789,718
154,252	Total Residential	83,731,874
$ 154,252	Total Mortgage-Backed Securities (cost $77,163,111)	83,731,874

PPIP Limited Partnership – 28.5%

$ –	JMT Wellington Management Legacy Securities PPIP, LP, (3)	N/A	N/A	N/A	$ 36,608,666
$ –	Total PPIP Limited Partnership (cost $26,946,180)	36,608,666

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

Short-Term Investments – 6.8%

$ 8,837	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $8,837,258, collateralized by $9,010,000 U.S. Treasury Notes, 0.250%, due 2/28/14, value $9,015,613	0.010%	10/01/12	$ 8,837,251
Total Short-Term Investments (cost $8,837,251)	8,837,251
Total Investments (cost $112,946,542) – 100.4%	129,177,791
Other Assets Less Liabilities – (0.4)% (4)	(569,884)
Net Assets – 100%	$ 128,607,907

Investments in Derivatives at September 30, 2012

Futures Contracts outstanding:

Unrealized
Contract	Number of	Contract	Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation) (4)
U.S. 5-Year Treasury Note	Short	(34)	12/12	$ (4,237,516)	$ (16,121)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 83,731,874	$ –	$ 83,731,874
PPIP Limited Partnership	–	–	36,608,666	36,608,666
Short-Term Investments:
Repurchase Agreements	–	8,837,251	–	8,837,251
Derivatives:
Futures Contracts*	(16,121)	–	–	(16,121)
Total	$ (16,121)	$ 92,569,125	$ 36,608,666	$ 129,161,670

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
PPIP Limited
Partnership
Balance at the beginning of period	$28,676,964
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	14,103,990
Purchases at cost	–
Sales at proceeds	(6,172,288)
Net discounts (premiums)	–
Transfers in to	–
Transfers out of	–
Balance at the end of period	$36,608,666

The Fund determines the daily value of its investment in its Feeder PPIP Fund by determining the Fund’s percentage ownership interest in the Master PPIP Fund (which it does by multiplying by the percentage of the Fund’s ownership interest in the Feeder PPIP Fund by the percentage of the Feeder PPIP Fund’s ownership interest in the Master PPIP Fund), and multiplying the value of its estimate of the current net assets of the Master PPIP Fund by that resulting percentage.  Wellington Management only reports the value of the Fund’s investment in its Feeder PPIP Fund to the Fund monthly, while the Fund determines that value daily.  On a daily basis, the Adviser receives an indication of the net assets figure for the Master PPIP Fund from the Master PPIP Fund’s accounting agent as appointed by the United States Treasury (“UST”).  Generally, the Master PPIP Fund’s accounting agent obtains the prices for the underlying securities used to calculate the net assets of the Master PPIP Fund from independent pricing services and broker-dealers as specified by the UST and Wellington Management, and those prices may differ from time to time from the prices determined by the different independent pricing service and methodologies used to value the direct investments held in the Fund.  In addition, the value of a Fund’s investment in its Feeder PPIP Fund as determined and/or reported by Wellington Management may vary from the value as determined by the Adviser for other reasons, most notably because the Adviser’s estimates for the fees and expenses of the Feeder PPIP Fund may differ from its actual expenses.  The monthly variance between the Adviser’s and Wellington’s respective valuations of the Fund’s investment in its Feeder PPIP Fund is monitored by the Adviser for reasonableness, and has ranged between -0.71% and -0.01% for the nine month period ending January 31, 2012 through September 30, 2012.  The Fund’s investment in its Feeder PPIP Fund is classified as Level 3 for fair value measurement disclosure purposes.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	–	$ –	Payable for variation margin on futures contracts*	$ (16,121)

* Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $112,998,880.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 17,277,946
Depreciation	(1,099,035)

Net unrealized appreciation (depreciation) of investments	$ 16,178,911

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
PPIP	Public-Private Investment Program.
I/O	Interest only security.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012